Capital Stock, Warrants and Stock Options - Schedule of Warrants Outstanding Exercise Prices (Details)	Jun. 30, 2020 $ / shares shares
Exercise price | $ / shares	$ 0.18
Number of warrants	37,844,404
Number of warrants exercisable	37,844,404
Warrants One [Member]
Expiry date	Dec. 05, 2020
Number of warrants	227,032
Number of warrants exercisable	227,032
Warrants One [Member] | CAD [Member]
Exercise price | $ / shares	$ 20.00
Warrants Two [Member]
Expiry date	Dec. 13, 2020
Number of warrants	7,000
Number of warrants exercisable	7,000
Warrants Two [Member] | CAD [Member]
Exercise price | $ / shares	$ 20.00
Warrants Three [Member]
Expiry date	Aug. 09, 2021
Number of warrants	116,714
Number of warrants exercisable	116,714
Warrants Three [Member] | CAD [Member]
Exercise price | $ / shares	$ 4.50
Warrants Four [Member]
Expiry date	Aug. 09, 2021
Number of warrants	160,408
Number of warrants exercisable	160,408
Warrants Four [Member] | CAD [Member]
Exercise price | $ / shares	$ 4.50
Warrants Five [Member]
Expiry date	Nov. 28, 2021
Number of warrants	645,866
Number of warrants exercisable	645,866
Warrants Five [Member] | CAD [Member]
Exercise price | $ / shares	$ 1.00
Warrants Six [Member]
Expiry date	Jun. 27, 2021
Number of warrants	11,660,000
Number of warrants exercisable	11,660,000
Warrants Six [Member] | CAD [Member]
Exercise price | $ / shares	$ 0.25
Warrants Seven [Member]
Expiry date	Aug. 01, 2021
Number of warrants	20,672,900
Number of warrants exercisable	20,672,900
Warrants Seven [Member] | CAD [Member]
Exercise price | $ / shares	$ 0.25
Warrants Eight [Member]
Expiry date	Nov. 13, 2021
Number of warrants	400,000
Number of warrants exercisable	400,000
Warrants Eight [Member] | CAD [Member]
Exercise price | $ / shares	$ 0.80
Warrants Nine [Member]
Expiry date	Nov. 13, 2021
Number of warrants	400,000
Number of warrants exercisable	400,000
Warrants Nine [Member] | CAD [Member]
Exercise price | $ / shares	$ 0.50
Warrants Ten [Member]
Expiry date	Aug. 01, 2021
Number of warrants	763,200
Number of warrants exercisable	763,200
Warrants Ten [Member] | Debt Settlement [Member]
Exercise price | $ / shares	$ 0.25
Warrants Eleven [Member]
Expiry date	Aug. 26, 2021
Number of warrants	1,912,000
Number of warrants exercisable	1,912,000
Warrants Eleven [Member] | CAD [Member]
Exercise price | $ / shares	$ 0.05
Warrants Twelve [Member]
Expiry date	Feb. 07, 2022
Number of warrants	640,000
Number of warrants exercisable	640,000
Warrants Twelve [Member] | CAD [Member]
Exercise price | $ / shares	$ 0.25
Warrants Thirteen [Member]
Expiry date	Feb. 26, 2022
Number of warrants	239,284
Number of warrants exercisable	239,284
Warrants Thirteen [Member] | CAD [Member]
Exercise price | $ / shares	$ 0.70